UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002
                                               ---------------------------------

Check here if Amendment [ ];       Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement
                                   [ ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:     Westport Advisers LLC
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Address:  253 Riverside Avenue
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          Westport, CT  06880
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

13F File Number: 028- 04939
                     --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ronald H. Oliver
          ----------------------------------------------------------------------
Title:    Managing Member
          ----------------------------------------------------------------------
Phone:    203-227-3601
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Ronald H. Oliver            Westport, Connecticut          November 6, 2002
-----------------------------   ----------------------------   -----------------

Report Type  (Check only one):

[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing  this  report as required by the  Securities  Exchange  Act of 1934

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                         ---------------------
Form 13F Information Table Entry Total:   95
                                         ---------------------
Form 13F Information Table Value Total:   $ 835,778
                                         ---------------------
                                               (x$1,000)

List of Included Managers:

   Andrew J. Knuth     Westport Advisers, LLC
   Edmund H. Nicklin   Westport Advisers, LLC

List of Other Included Managers:
   No.       13F File Number                Name
   ---       ---------------                ----

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                          Form 13F INFORMATIONAL TABLE

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        COLUMN 1               COLUMN 2        COLUMN 3   COLUMN 4     COLUMN 5          COLUMN 6   COLUMN 7         COLUMN 8
     NAME OF ISSUER             TITLE           CUSIP      VALUE    SHRS OR  SH/  PR/   INVESTMENT   OTHER       VOTING AUTHORITY
                                 OF                       (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED    NONE
                                CLASS
------------------------------------------------------------------------------------------------------------------------------------
AAR Corp.                        COM          000361105     1288       271250      SH    Sole                 271250
AdvancePCS                       COM          00790K109    28610      1269843      SH    Sole                1269843
Airgas, Inc.                     COM          009363102     8678       660900      SH    Sole                 660900
American Management Systems, I   COM          027352103    13386      1051500      SH    Sole                1051500
AmerisourceBergen Corp.          COM          03073E105     3922        54908      SH    Sole                  54908
Anadarko Petroleum Corp.         COM          032511107      267         6000      SH    Sole                   6000
Applebees International Inc.     COM          037899101     7714       351900      SH    Sole                 351900
Arbitron Inc.                    COM          03875Q108     8218       241000      SH    Sole                 241000
Ariba, Inc.                      COM          04033V104     1482      1097600      SH    Sole                1097600
Aspen Technology Inc.            COM          045327103     2700       900000      SH    Sole                 900000
BankUnited Financial Corp. - C   COM          06652B103    16116      1010400      SH    Sole                1010400
Beasley Broadcast Group, Inc.    COM          074014101     4961       395000      SH    Sole                 395000
Big Lots Inc.                    COM          089302103    25274      1596606      SH    Sole                1596606
Bristol-Myers Squibb Company     COM          110122108      214         9000      SH    Sole                   9000
Brown & Brown                    COM          115236101    14625       487500      SH    Sole                 487500
Cadence Design Systems, Inc.     COM          127387108     5561       546795      SH    Sole                 546795
Cardinal Health Inc.             COM          14149Y108     4553        73194      SH    Sole                  73194
Ceridian Corp.                   COM          15677T106     9405       660000      SH    Sole                 660000
Checkpoint Systems, Inc.         COM          162825103     7678       621700      SH    Sole                 621700
Computer Associates Internatio   COM          204912109    14803      1542000      SH    Sole                1542000
Constellation Brands Incorpora   COM          21036P108    10506       454800      SH    Sole                 454800
Cox Radio, Inc. - Class A        COM          224051102    25208       963600      SH    Sole                 963600
Cullen/Frost Bankers Inc.        COM          229899109      854        25000      SH    Sole                  25000
Del Monte Foods Company          COM          24522P103     7034       861000      SH    Sole                 861000
Downey Financial Corp.           COM          261018105     4110       120000      SH    Sole                 120000
DuPont Photomasks, Inc.          COM          26613X101     7153       314000      SH    Sole                 314000
Duane Reade, Inc.                COM          263578106    10797       674800      SH    Sole                 674800
EGL Incorporated                 COM          268484102     5379       488550      SH    Sole                 488550
El Paso Electric Company         COM          283677854    12389      1042850      SH    Sole                1042850
Emmis Communications Corp.       COM          291525103    28321      1490600      SH    Sole                1490600
FEI Company                      COM          30241L109      173        12000      SH    Sole                  12000
Fairchild Semiconductor Corp.    COM          303726103      284        30000      SH    Sole                  30000
FedEx Corp.                      COM          31428X106      376         7500      SH    Sole                   7500
First Essex Bancorp, Inc.        COM          320103104    13780       416950      SH    Sole                 416950
Florida East Coast Industries    COM          340632207     5477       249515      SH    Sole                 249515
Forest Oil Corp.                 COM          346091705    13403       525600      SH    Sole                 525600
Gaylord Entertainment Company    COM          367905106     9564       505500      SH    Sole                 505500
General Communications, Inc.     COM          369385109     3048       810600      SH    Sole                 810600
Harbor Florida Bancshares, Inc   COM          411901101     3292       161000      SH    Sole                 161000
Healthsouth Corp.                COM          421924101    11574      2788900      SH    Sole                2788900
Helmerich & Payne                COM          423452101      257         7500      SH    Sole                   7500
Hilb, Rogal & Hamilton Company   COM          431294107    38173       925400      SH    Sole                 925400
Houston Exploration Company      COM          442120101     9744       312800      SH    Sole                 312800
IMS Health Inc.                  COM          449934108    16141      1078200      SH    Sole                1078200
ITT Educational Services, Inc.   COM          45068B109    14119       752200      SH    Sole                 752200
Insight Communications Company   COM          45768V108    12964      1404500      SH    Sole                1404500
J.D. Edwards & Company           COM          281667105    11088      1198700      SH    Sole                1198700
JLG Industries, Inc.             COM          466210101     3054       379400      SH    Sole                 379400
Landstar System, Inc.            COM          515098101    11062       225634      SH    Sole                 225634
Lincare Holdings Inc.            COM          532791100      745        24000      SH    Sole                  24000
MRO Software, Inc.               COM          55347W105     4863       559000      SH    Sole                 559000
Map Info Corp.                   COM          565105103     3606       913000      SH    Sole                 913000
MatrixOne, Inc.                  COM          57685P304     4231       975000      SH    Sole                 975000
Microsemi Corporation            COM          595137100      785       140000      SH    Sole                 140000
Nicor Inc.                       COM          654086107    15792       560000      SH    Sole                 560000
Nieman Marcus B shares           COM          640204301      446        18205      SH    Sole                  18205
Outback Steakhouse, Inc.         COM          689899102     1924        70000      SH    Sole                  70000
Owens & Minor, Inc.              COM          690732102     4076       285250      SH    Sole                 285250
Parametric Technology Corp.      COM          699173100      126        70000      SH    Sole                  70000
People's Bank                    COM          710198102     7122       317500      SH    Sole                 317500
Perkin Elmer, Inc.               COM          714046109     4469       820000      SH    Sole                 820000
Perot Systems Corp.              COM          714265105    13891      1493700      SH    Sole                1493700
Pogo Producing Company           COM          730448107    18443       541500      SH    Sole                 541500
Praxair, Inc.                    COM          74005P104      613        12000      SH    Sole                  12000
Precision Castparts Corp.        COM          740189105    11187       516000      SH    Sole                 516000
Priority Healthcare Corp.        COM          74264T102    17656       700650      SH    Sole                 700650
Pure Resources Inc.              COM          74622E102    25823      1152800      SH    Sole                1152800
Rational Software Corp.          COM          75409P202      929       215000      SH    Sole                 215000
Reynolds & Reynolds, Inc.        COM          761695105     7127       317600      SH    Sole                 317600
Rockwell Collins, Inc.           COM          774341101      658        30000      SH    Sole                  30000
Rogers Corp.                     COM          775133101     2391       102400      SH    Sole                 102400
Ruby Tuesday, Inc.               COM          781182100    16718       890200      SH    Sole                 890200
Saks Inc.                        COM          79377W108    10080       957300      SH    Sole                 957300
Salem Communications Corp.       COM          794093104    12363       551425      SH    Sole                 551425
Schering Plough Corp.            COM          806605101      448        21000      SH    Sole                  21000
Seacoast Financial Services Co   COM          81170Q106     4805       239425      SH    Sole                 239425
Skyworks Solutions Inc.          COM          83088M102     2226       491375      SH    Sole                 491375
Southwestern Energy Company      COM          845467109     8065       672100      SH    Sole                 672100
St. Joe Company                  COM          790148100     7822       283400      SH    Sole                 283400
Staten Island Bancorp Inc.       COM          857550107     2784       160000      SH    Sole                 160000
Sterling Financial Corp.         COM          859319105     6431       354699      SH    Sole                 354699
Synavant, Inc.                   COM          87157A105     1046      1291550      SH    Sole                1291550
Synopsys, Inc.                   COM          871607107    17553       460100      SH    Sole                 460100
Texas Instruments, Inc.          COM          882508104     4010       271512      SH    Sole                 271512
The J.M. Smucker Company         COM          832696405     1370        37330      SH    Sole                  37330
The Pittston Company             COM          725701106     3808       170007      SH    Sole                 170007
The South Financial Group, Inc   COM          837841105     6546       310400      SH    Sole                 310400
TriZetto Group, Inc.             COM          896882107     5204      1045000      SH    Sole                1045000
Triad Hospitals, Inc.            COM          89579K109     9726       256276      SH    Sole                 256276
Universal Health Services, Inc   COM          913903100    43191       844400      SH    Sole                 844400
Veridian Corporation             COM          92342R203      624        25000      SH    Sole                  25000
Western Wireless Corporation     COM          95988E204     2557       946940      SH    Sole                 946940
Whitehall Jewellers, Inc.        COM          965063100     1570       149250      SH    Sole                 149250
Young Broadcasting, Inc.         COM          987434107     8434       972800      SH    Sole                 972800
iShares Russell 2000 Index Fun   COM          464287655    42715       597000      SH    Sole                 597000
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